PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

10.	PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Trade receivables	1,279,587	1,632,602
Less: Provision for expected credit losses	-	-

	1,279,587	1,632,602
Other receivables	11,260	11,260

Trade receivables and other receivables	1,290,847	1,643,862
Prepayments and deposits	5,308,113	4,053,457
Prepayment for project cost	-	592,501

Total	6,598,960	6,289,820
Less: Prepayments and receivables within twelve months shown under current assets	(3,487,828)	(3,933,688)

Prepayments shown under non-current assets	3,111,132	2,356,132

The following is an aged analysis of trade receivables (net of allowance for credit losses) presented based on the invoice date at the end of the reporting period, which approximates the revenue recognition dates:

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Up to 30 days	1,279,587	1,632,602

Before accepting any new customer, the Group will assess the potential customer’s credit quality and define its credit limits. Credit sales are made to customers with an appropriate credit history. Credit limits attributed to customers and credit terms granted to customers are reviewed regularly.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)